Health Care Medical Claims Payable (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Health Care Medical Claims Payable Text (Details) [Abstract]
Difference in experience from assumptions, medical claims payable	$ 126	$ 93
Percent difference in experience from assumptions, medical claims payable	1.50%	1.30%
Difference in completion factors, medical claims payable	87	51
Percent difference in completion factors, medical claims payable	1.00%	0.70%
Difference in medical cost trend, medical claims payable	39	42
Percent difference in medical cost trend, medical claims payable	0.50%	0.60%
After Tax Impact Of Prior Year Development On Shareholders Net Income	53	26
Schedule Of Medical Claims Payable (Details) [Abstract]
Incurred but not yet reported	952	1,067
Reported claims in process	129	164
Other medical expense payable	14	15
Medical claims payable	1,095	1,246	921	924
Schedule Of Medical Claims Payable Activity (Details) [Abstract]
Balance at January 1,	1,246	921	924
Less: Reinsurance and other amounts recoverable	194	236	206	211
Balance at January 1, net	901	1,010	715	713
Acquired Net	0	0	0
Incurred Claims (Details) [Abstract]
Current year	8,308	8,663	6,970
Prior years	(126)	(93)	(43)
Total incurred	8,182	8,570	6,927
Paid Claims (Details) [Abstract]
Current year	7,450	7,682	6,278
Prior years	841	593	647
Total paid	8,291	8,275	6,925
Ending Balance, net	901	1,010	715	713
Add: Reinsurance and other amounts recoverable	194	236	206	211
Medical claims payable	$ 1,095	$ 1,246	$ 921	$ 924